Financial instruments - Payments agreed by contracts (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts payable to unrelated parties | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	€ 731,993	€ 716,526
Accounts payable to unrelated parties | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	1
Accounts payable to related parties | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	95,401	118,663
Other current financial liabilities | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	1,537,782	1,414,464
Short-term debt | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	79,270	1,171,853
Amended 2012 Credit Agreement | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	138,326	577,115
Amended 2012 Credit Agreement | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	1,043,542	1,424,798
Bonds and Convertible Bonds | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	976,211	1,004,042
Bonds and Convertible Bonds | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	1,416,985	1,686,586
Bonds and Convertible Bonds | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	987,015	1,109,894
Bonds and Convertible Bonds | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	4,031,570	2,166,434
Accounts Receivable Facility | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments		7,518
Accounts Receivable Facility | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments		387,468
Other long-term debt | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	53,097	68,078
Other long-term debt | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	66,310	66,531
Other long-term debt | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	70,339	74,131
Other long-term debt | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	48,332	49,467
Lease liabilities | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	735,890	789,145
Lease liabilities | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	1,375,720	1,479,119
Lease liabilities | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	1,026,391	1,112,401
Lease liabilities | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	2,053,642	2,190,926
Variable payments outstanding for acquisition | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	19,313	34,253
Variable payments outstanding for acquisition | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	18,687	26,710
Variable payments outstanding for acquisition | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	28,261	26,325
Variable payments outstanding for acquisition | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	8,273	9,503
Put option liabilities | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	645,784	654,963
Put option liabilities | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	102,142	114,950
Put option liabilities | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	93,357	136,163
Put option liabilities | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	74,648	69,190
Letters of credit | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	11,091	21,893
Derivatives - cash flow hedging instruments | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	1,642	2,484
Derivatives - cash flow hedging instruments | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments	25	50
Derivatives - not designated as hedging instruments | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	€ 39,281	€ 10,762